Trade and Other Receivables (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Allowance for doubtful accounts, beginning of year	$ 5,136	$ 2,662
Provisions for impaired receivables	604	73
Cumulative effect adjustment		2,754
Receivables written off	(4,899)	(47)
Impact of foreign exchange	938	(306)
Allowance for doubtful accounts, end of year	$ 1,779	$ 5,136